UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06383

Nuveen Michigan Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:    312-917-7700

Date of fiscal year end:       February 28

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NUM
Nuveen Michigan Quality Municipal Income Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 159.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 159.1% (100.0% of Total Investments)
	Consumer Staples – 4.7% (3.0% of Total Investments)
$ 6,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34	7/18 at 100.00	B-	$6,030,960
8,650	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	8,667,127
14,650	Total Consumer Staples			14,698,087
	Education and Civic Organizations – 32.9% (20.7% of Total Investments)
1,220	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Aa3	1,382,858
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	8/18 at 100.00	B	866,870
1,255	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005, 5.750%, 11/01/30	8/18 at 100.00	B-	798,080
	Eastern Michigan University, General Revenue Bonds, Refunding Series 2017A:
1,100	5.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	1,262,547
2,270	5.000%, 3/01/36 – BAM Insured	3/27 at 100.00	AA	2,581,172
7,665	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	AA	7,895,640
2,250	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016, 5.000%, 10/01/41	10/26 at 100.00	A+	2,547,360
500	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	569,655
990	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	B	955,855
1,170	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Kettering University, Series 2001, 5.000%, 9/01/26 – AMBAC Insured	9/18 at 100.00	N/R	1,170,573
235	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	8/18 at 100.00	N/R	234,995
5,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA+	5,221,600
7,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	AA+	8,677,047
800	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/27	8/25 at 100.00	AA+	930,960
3,690	Michigan Technological University, General Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/34	10/21 at 100.00	A1	3,984,905
	Northern Michigan University, General Revenue Bonds, Series 2018A:
400	5.000%, 12/01/33, (WI/DD, Settling 6/06/18)	6/28 at 100.00	A1	465,588
650	5.000%, 12/01/35, (WI/DD, Settling 6/06/18)	6/28 at 100.00	A1	751,140

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Oakland University, Michigan, General Revenue Bonds, Series 2016:
$ 1,400	5.000%, 3/01/41	3/26 at 100.00	A1	$1,573,572
4,000	5.000%, 3/01/47	3/26 at 100.00	A1	4,478,440
810	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	912,400
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
2,000	5.000%, 4/01/34	4/27 at 100.00	AAA	2,365,880
2,000	5.000%, 4/01/35	4/27 at 100.00	AAA	2,359,000
1,065	5.000%, 4/01/36	4/27 at 100.00	AAA	1,252,504
2,000	5.000%, 4/01/42	4/27 at 100.00	AAA	2,340,160
4,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	4,566,760
	University of Michigan, General Revenue Bonds, Series 2015:
5,735	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	6,620,255
9,600	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	11,038,176
5,000	5.000%, 4/01/46	4/26 at 100.00	AAA	5,749,050
5,160	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/32	5/26 at 100.00	Aa3	5,904,433
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	Aa3	4,140,263
525	Western Michigan University, General Revenue Bonds, Refunding Series 2011, 5.000%, 11/15/31	11/21 at 100.00	Aa3	572,990
	Western Michigan University, General Revenue Bonds, Refunding Series 2013:
750	5.250%, 11/15/33 – AGM Insured	11/23 at 100.00	AA	853,185
4,250	5.000%, 11/15/39 – AGM Insured	11/23 at 100.00	AA	4,758,002
	Western Michigan University, General Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 11/15/40	5/25 at 100.00	Aa3	1,675,875
850	5.000%, 11/15/45	5/25 at 100.00	Aa3	946,858
92,330	Total Education and Civic Organizations			102,404,648
	Health Care – 23.6% (14.8% of Total Investments)
2,000	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%, 2/15/47	2/27 at 100.00	BBB-	2,106,500
4,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA-	4,359,840
	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Refunding Series 2011C:
5,500	5.000%, 1/15/31	1/22 at 100.00	AA	5,905,130
2,000	5.000%, 1/15/42	1/22 at 100.00	AA	2,120,460
1,780	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	1,992,550
5,010	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 5.000%, 11/15/41	11/26 at 100.00	A	5,613,705

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 4,850	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39	6/24 at 100.00	A+	$5,375,546
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding Series 2013, 5.000%, 8/15/31	8/23 at 100.00	A+	4,353,340
6,060	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A+	6,675,029
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A+	3,255,810
5,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	5,633,950
1,900	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30	6/27 at 100.00	AA-	2,230,239
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A+	1,111,670
1,000	5.000%, 11/01/26	11/22 at 100.00	A+	1,108,570
3,750	5.000%, 11/01/42	11/22 at 100.00	A+	4,062,262
9,615	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA-	10,474,485
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA-	1,072,760
5,380	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,886,957
66,775	Total Health Care			73,338,803
	Housing/Multifamily – 2.4% (1.5% of Total Investments)
2,635	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)	12/20 at 101.00	AA	2,804,536
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,911,760
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2, 4.625%, 10/01/41	4/22 at 100.00	AA	1,783,840
1,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D, 4.000%, 10/01/42	4/22 at 100.00	AA	1,034,020
7,185	Total Housing/Multifamily			7,534,156
	Tax Obligation/General – 32.0% (20.1% of Total Investments)
2,310	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa1	2,548,184
840	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/24	No Opt. Call	Aa2	963,606
895	Bloomfield Township, Michigan, General Obligation Bonds, Refunding Series 2016, 5.000%, 5/01/28	5/26 at 100.00	AAA	1,048,331

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I:
$ 2,250	5.000%, 5/01/43	5/27 at 100.00	AA-	$2,571,075
2,195	5.000%, 5/01/47	5/27 at 100.00	AA-	2,482,721
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012:
1,000	4.000%, 5/01/32	5/21 at 100.00	AA-	1,015,900
500	4.000%, 5/01/33	5/21 at 100.00	AA-	506,290
1,135	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA-	1,261,587
875	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/20	No Opt. Call	AA-	924,735
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	7,221,015
3,000	0.000%, 12/01/26	No Opt. Call	AAA	2,349,300
100	0.000%, 12/01/27	No Opt. Call	AAA	75,804
4,305	0.000%, 12/01/29	No Opt. Call	AAA	3,064,385
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding Series 2011:
560	5.000%, 10/01/28	10/21 at 100.00	AA	610,182
500	5.000%, 10/01/30	10/21 at 100.00	AA	544,470
500	5.000%, 10/01/31	10/21 at 100.00	AA	544,135
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
1,700	5.000%, 5/01/24 – AGM Insured	No Opt. Call	AA	1,949,152
4,205	5.000%, 5/01/28 – AGM Insured	5/26 at 100.00	AA	4,902,483
1,000	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	1,136,830
	Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds, Series 2017:
1,245	5.000%, 5/01/29	5/27 at 100.00	Aa3	1,448,931
1,265	5.000%, 5/01/30	5/27 at 100.00	Aa3	1,468,969
	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017:
300	5.000%, 4/01/27	No Opt. Call	AA+	356,442
1,675	5.000%, 4/01/30	4/27 at 100.00	AA+	1,968,460
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2016:
1,000	5.000%, 6/01/31	6/26 at 100.00	AAA	1,169,820
1,445	5.000%, 6/01/34	6/26 at 100.00	AAA	1,671,229
1,000	5.000%, 6/01/35	6/26 at 100.00	AAA	1,155,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2017A:
$ 1,570	5.000%, 6/01/36	6/27 at 100.00	AAA	$1,836,084
1,650	5.000%, 6/01/37	6/27 at 100.00	AAA	1,928,206
1,025	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/34	1/25 at 100.00	AAA	1,168,787
3,440	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AAA	3,953,867
	Lake Saint Claire Clean Water Drain Drainage District, Macomb County, Michigan, General Obligation Bonds, Series 2013:
1,000	5.000%, 10/01/25	10/23 at 100.00	AA+	1,133,490
1,020	5.000%, 10/01/26	10/23 at 100.00	AA+	1,154,518
1,000	L'Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Refunding Series 2015, 5.000%, 5/01/23	No Opt. Call	AA-	1,128,590
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2016I:
1,345	5.000%, 5/01/26	No Opt. Call	AA-	1,572,278
2,245	5.000%, 5/01/33	5/26 at 100.00	AA-	2,569,156
2,085	5.000%, 5/01/38	5/26 at 100.00	AA-	2,353,110
2,200	5.000%, 5/01/41	5/26 at 100.00	AA-	2,476,320
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	4,387,160
1,950	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	Aa1	2,258,080
1,000	Michigan State, General Obligation Bonds, Environmental Program, Series 2014A, 5.000%, 12/01/28	12/24 at 100.00	Aa1	1,158,030
2,000	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%, 5/01/22 – NPFG Insured	No Opt. Call	Aa2	2,178,260
2,945	Muskegon Community College District, Michigan, General Obligation Bonds, Community Facility Series 2013I, 5.000%, 5/01/38 – BAM Insured	5/24 at 100.00	AA	3,317,690
	Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1, Refunding Series 2015:
1,350	5.000%, 11/01/33	11/25 at 100.00	AA	1,531,966
1,730	5.000%, 11/01/36	11/25 at 100.00	AA	1,953,360
	Port Huron, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	1,715,366
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA	697,933
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	573,593
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA	871,616
500	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/19	No Opt. Call	AA-	514,940

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 625	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2014, 5.000%, 5/01/20	No Opt. Call	Aa2	$662,100
1,510	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA+	1,721,128
1,435	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	1,614,102
550	Troy School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2015, 5.000%, 5/01/26	5/25 at 100.00	AA	636,356
1,600	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/40	11/23 at 100.00	Aa1	1,782,288
2,590	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/36 – AGM Insured	5/27 at 100.00	AA	2,963,918
1,225	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	1,365,838
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2011, 4.500%, 5/01/31 – AGM Insured	5/21 at 100.00	AA	1,553,824
93,320	Total Tax Obligation/General			99,691,770
	Tax Obligation/Limited – 13.8% (8.7% of Total Investments)
2,200	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	2,410,694
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
1,240	5.000%, 10/01/20	10/19 at 100.00	AA-	1,286,215
2,000	5.000%, 10/01/24	10/23 at 100.00	AA-	2,240,360
2,000	5.000%, 10/01/25	10/24 at 100.00	AA-	2,254,580
11,025	5.000%, 10/01/39	10/24 at 100.00	AA-	12,259,469
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.375%, 10/15/41	10/21 at 100.00	Aa2	2,200,660
1,845	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2013-I-A, 5.000%, 10/15/29	10/23 at 100.00	Aa2	2,087,009
4,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	4,516,480
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 4/15/41	10/26 at 100.00	Aa2	1,701,405
	Michigan State Trunk Line Fund Bonds, Series 2011:
1,100	5.000%, 11/15/24	11/21 at 100.00	AA+	1,202,080
1,750	5.000%, 11/15/29	11/21 at 100.00	AA+	1,908,743
1,605	5.000%, 11/15/31	11/21 at 100.00	AA+	1,751,151
1,160	4.000%, 11/15/32	11/21 at 100.00	AA+	1,196,934
1,970	5.000%, 11/15/36	11/21 at 100.00	AA+	2,139,144
1,370	Michigan State Trunk Line Fund Refunding Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	1,543,415

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,950	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	$ 2,256,189
38,715	Total Tax Obligation/Limited			42,954,528
	Transportation – 3.4% (2.1% of Total Investments)
4,500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)	No Opt. Call	A	4,914,900
4,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	4,367,240
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A	1,141,070
9,500	Total Transportation			10,423,210
	U.S. Guaranteed – 18.1% (11.3% of Total Investments) (5)
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site, Series 2011B:
1,200	5.500%, 5/01/36 (Pre-refunded 5/01/21)	5/21 at 100.00	AA-	1,320,216
2,190	5.500%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	AA-	2,409,394
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%, 7/01/36 (Pre-refunded 7/01/18) – BHAC Insured	7/18 at 100.00	AA+	426,279
2,605	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA	2,657,387
1,800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance Health, Refunding Series 2010A, 5.000%, 6/01/37 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA	1,910,736
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
390	5.000%, 7/01/28 (Pre-refunded 7/01/18)	7/18 at 100.00	AA-	391,041
8,250	5.000%, 7/01/32 (Pre-refunded 7/01/18)	7/18 at 100.00	AA-	8,272,028
5,505	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	6,102,073
35	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	38,487
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012:
2,000	5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	2,248,240
1,135	5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	1,275,876
	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010:
390	5.000%, 10/01/26 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	417,452
475	5.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	508,435

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
$ 150	5.000%, 11/15/20 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R	$156,759
7,300	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R	7,706,756
4,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA+	4,163,120
3,415	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John's Health System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)	No Opt. Call	Aaa	3,642,678
1,000	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa1	1,034,090
3,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2009W, 6.000%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A1	3,812,645
1,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,524,000
700	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 (Pre-refunded 7/01/18) – NPFG Insured	7/18 at 100.00	A	701,974
350	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA	367,318
	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2008:
2,220	5.000%, 11/15/35 (Pre-refunded 11/15/18) – AGM Insured	11/18 at 100.00	Aa3	2,253,966
2,780	5.000%, 11/15/35 (Pre-refunded 11/15/18) – AGM Insured	11/18 at 100.00	Aa3	2,822,534
53,455	Total U.S. Guaranteed			56,163,484
	Utilities – 11.9% (7.5% of Total Investments)
	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A:
2,750	5.000%, 7/01/33	7/21 at 100.00	AA	2,973,410
6,020	5.000%, 7/01/39	7/21 at 100.00	AA	6,496,062
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF0394:
1,110	14.736%, 7/01/37, 144A (IF) (4)	7/21 at 100.00	AA-	1,426,949
1,700	14.736%, 7/01/37, 144A (IF) (4)	7/21 at 100.00	AA-	2,185,418
	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/30	7/26 at 100.00	A	1,140,150
1,000	5.000%, 7/01/31	7/26 at 100.00	A	1,137,850
75	5.000%, 7/01/32	7/26 at 100.00	A	85,109
1,000	5.000%, 7/01/33	7/26 at 100.00	A	1,130,970
	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A:
1,900	5.000%, 1/01/27	1/22 at 100.00	A2	2,029,865
4,530	5.000%, 1/01/43	1/22 at 100.00	A2	4,754,824

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding Series 2011:
$ 1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	$1,875,386
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	2,120,464
2,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	2,322,921
290	5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	309,012
3,640	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured	No Opt. Call	Aa3	4,117,423
2,700	Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/44 – BAM Insured	10/25 at 100.00	AA	2,921,481
33,645	Total Utilities			37,027,294
	Water and Sewer – 16.3% (10.3% of Total Investments)
15	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%, 7/01/34 – AGM Insured	8/18 at 100.00	AA	15,040
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,000	5.000%, 1/01/32	1/24 at 100.00	Aa1	1,135,460
1,000	5.000%, 1/01/33	1/24 at 100.00	Aa1	1,133,220
1,000	5.000%, 1/01/34	1/24 at 100.00	Aa1	1,131,550
1,855	5.000%, 1/01/44	1/24 at 100.00	Aa1	2,086,671
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018:
2,500	5.000%, 1/01/43, (WI/DD, Settling 6/13/18)	1/28 at 100.00	Aa1	2,896,725
1,055	5.000%, 1/01/48, (WI/DD, Settling 6/13/18)	1/28 at 100.00	Aa1	1,218,641
1,005	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32	7/26 at 100.00	A-	1,133,570
6,245	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C, 5.000%, 7/01/32	7/26 at 100.00	A	7,153,960
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C:
4,665	5.000%, 7/01/34	7/25 at 100.00	A-	5,136,911
1,070	5.000%, 7/01/35	7/25 at 100.00	A-	1,178,947
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,670,730
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,355,274
3,340	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-2, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	3,775,670

NUM	Nuveen Michigan Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013:
$ 1,955	5.000%, 10/01/22	No Opt. Call	AAA	$2,202,835
3,200	5.000%, 10/01/25	10/22 at 100.00	AAA	3,594,368
5,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2016B, 5.000%, 10/01/25	No Opt. Call	AAA	5,938,500
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AAA	2,145,980
580	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/19	8/18 at 100.00	AAA	581,456
170	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19	8/18 at 100.00	AAA	170,437
90	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/23	8/18 at 100.00	AAA	90,238
	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007:
70	5.000%, 10/01/23	8/18 at 100.00	AAA	70,186
225	5.000%, 10/01/24	8/18 at 100.00	AAA	225,574
1,000	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Refunding Series 2016, 5.000%, 11/01/24	No Opt. Call	AA	1,145,890
	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011:
500	5.250%, 10/01/31	10/21 at 100.00	A-	544,090
1,500	5.625%, 10/01/40	10/21 at 100.00	A-	1,659,735
	Wyoming, Michigan, Water Supply System Revenue Bonds, Refunding Series 2016:
210	5.000%, 6/01/26	No Opt. Call	Aa3	244,511
505	5.000%, 6/01/27	6/26 at 100.00	Aa3	583,669
550	5.000%, 6/01/28	6/26 at 100.00	Aa3	633,132
45,025	Total Water and Sewer			50,852,970
$ 454,600	Total Long-Term Investments (cost $475,575,517)			495,088,950
	Floating Rate Obligations – (3.9)%			(12,265,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (55.6)% (6)			(172,985,666)
	Other Assets Less Liabilities – 0.4%			1,411,627
	Net Asset Applicable to Common Shares – 100%			$ 311,249,911
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$495,088,950	$ —	$495,088,950
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$463,069,669
Gross unrealized:
Appreciation	$ 21,504,240
Depreciation	(1,749,338)
Net unrealized appreciation (depreciation) of investments	$ 19,754,902
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 34.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Michigan Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: July 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2018